Note 9 - Capital Transactions (Details) - USD ($)				1 Months Ended									2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 04, 2018	Aug. 10, 2018	Jan. 15, 2018	Dec. 31, 2018	Dec. 21, 2018	Aug. 23, 2018	Jul. 31, 2018	Feb. 23, 2018	Jan. 31, 2018	Jul. 31, 2017	Mar. 31, 2017	Aug. 31, 2016	Sep. 25, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Apr. 08, 2018	Jun. 30, 2017	Feb. 28, 2017	Jun. 08, 2015
Debt Conversion Price											$ 0.30									$ 0.30
Debt Instrument, Unamortized Discount				$ 3,400,000							$ 1,000,000						$ 3,400,000			$ 1,000,000
Amortization of debt discount and beneficial conversion feature																	$ 685,766	$ 1,328,908	$ 1,620,709	$ 530,484
Share price				$ 0.01										$ 0.20			$ 0.01		$ 0.20
Common stock issued				228,071,805							124,406,818			168,616,855			228,071,805		168,616,855	124,406,818
Common stock issued in connection with exercise of warrants																			21,000
Issuance of Stock for Services, value																			$ 667,578	$ 464,488
Issuance of stock for cash , value																			7,200,000	4,626,071
Other expense																	$ 113,623
Prepaid expenses				$ 1,055,427							$ 166,378			$ 1,956,734			$ 1,055,427		1,956,734	166,378
Allocated Share-based Compensation Expense																			$ 1,800,000	$ 1,300,000
Common Stock, Shares Authorized				400,000,000							200,000,000			200,000,000			400,000,000		200,000,000	200,000,000	400,000,000
Warrants issued																			51,284,000	40,723,250
Shares issued in connection with the exercise of compensation warrants																	325,125
Common stock issued in connection with price reduction, Share																	12,332,750
Common stock issued in connection with price reduction, Value																	$ 3,900,000
Dividend																	2,900,000
Conversion price											$ 0.30									$ 0.30
Option issued																			6,400,000	5,050,000
Private placement term	On December 4, 2018, the Company entered into a Placement Agent’s Agreement to offer a total of 15,000,000 units at the price of $0.20 per unit up to a total of $3 million. Each unit consisted of one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock at the price of $0.60 for a period of five years.	On August 10, 2018, the Company entered into a Placement Agent’s Agreement to offer a total of 10,000,000 units at the price of $0.25 per unit. Each unit consisted of one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock at the price of $0.60 for a period of three years.	On January 15, 2019, the Placement Agent’s Agreement was amended to decrease the unit price from $0.20 per unit to $0.15 per unit and decrease the exercise price of the warrants included in each unit from $0.60 to $0.30, applied retroactively to funds raised prior to the date of the amendment, with no other changes to the agreement.			. On August 23, 2018, the Placement Agent’s Agreement was amended to increase the number of units offered by 10,000,000 to 20,000,000 in total, with no other changes to the agreement.				In July, 2017, the Company entered into a Placement Agent’s Agreement with a third-party brokerage firm to offer units consisting of a $1,000 6% promissory note convertible into 4,000 shares of the Company’s common stock at $0.25 per share and 4,000 warrants to purchase shares of the Company’s’ common stock at an exercise price of $0.65 per share for the period of three years.
Private placement
Share price									$ 0.40
Issuance of stock for cash, shares									18,000,000
Warrants exercise price									$ 0.65
Purchase of warrants									9,000,000
Strike price									$ 0.65
Increase in additional paid-in capital									$ 7,198,200
Allocated Share-based Compensation Expense																	$ 600,000
Expiration Period																	10 years
Proceeds from Warrant Exercises				$ 452,835									$ 4,400,000
Exchange Fees				$ 67,665									$ 600,000
Shares issued on warrants				3,500,000									20,000,000				3,500,000
Warrants issued				3,500,000									20,000,000				3,500,000
Stock Issued During Period, Shares, New Issues									18,000,000
Private placement
Shares issued on warrants				2,000,000													2,000,000
Shares Issued, Price Per Share				$ 0.60													$ 0.60
Mr. Ellins
Common stock issued									3,314,607
Consultant
Issuance of Stock for Services, shares																	3,885,412		1,928,845
Issuance of Stock for Services, value																	$ 900,000		$ 700,000
Prepaid expenses				$ 300,000													300,000
Proceeds from Warrant Exercises																	$ 1,200,000
Warrants issued				10,000,000													10,000,000
Shares Issued, Price Per Share				$ 0.1125													$ 0.1125
Employee
Issuance of Stock for Services, shares																			195,140
Issuance of Stock for Services, value																			$ 30,000
Employee | 2014 Equity Incentive Plan
Allocated Share-based Compensation Expense																	$ 700,000
Option issued																	400,000
Expiration Period																	10 years
Employee | Minimum | 2014 Equity Incentive Plan
Option Exercise price																	$ 0.37
Employee | Maximum | 2014 Equity Incentive Plan
Option Exercise price																	$ 0.60
A third-party brokerage firm | Private placement | Minimum
Share price									$ 0.25
A third-party brokerage firm | Private placement | Maximum
Share price									$ 1.00
Investors
Share price										$ 0.30	0.325									$ 0.325
Issuance of stock for cash, shares																	277,778
Warrants exercise price										$ 0.60	$ 0.65
Warrants issued										28,804,000	8,000,000
Proceeds from Warrant Exercises										$ 2,900,000
Stock Issued During Period, Shares, New Issues																	277,778
Shares Issued, Price Per Share				$ 0.36													$ 0.36
Investors | Private placement
Warrants issued											8,000,000
Pacific Leaf Ventures Lp
Issuance of stock for cash, shares							100,000										600,000
Stock Issued During Period, Shares, New Issues							100,000										600,000
Promissory note					$ 500,000
Temporary Equity, Stock Issued During Period, Value, New Issues																	$ 131,000
Chief Executive Officer [Member]
Purchase of cashless exercise of warrants									$ 5,000,000
Share price									$ 0.30
Pacific Leaf Ventures Lp
Issuance of stock for debt conversion, shares																			739,220
Debt Conversion Price														$ 0.25					$ 0.25					$ 0.50
Debt Conversion, Original Debt, Amount																			$ 184,805
Purchase of cashless exercise of warrants									$ 1,500,000
Share price									$ 0.36
Common stock issued									833,333
Warrants exercise price												$ 0.36
Accrued royalties							$ 1,500,000	$ 269,818
Other expense								250,000								$ 3,100,000	$ 3,045,925		$ 510,000
Prepaid expenses								750,000
Value of restricted common stock issued								$ 1,040,000
Notes payable description								The Company recorded $260,000 in other expense related to the issuance of those shares, which represents 25% of the market value of those shares. We recorded $780,000 in prepaid expenses, representing the 75% portion of the fair market value of those shares which will be credited toward future royalties in the event that the final $1.5 million payment is not made on or before July 31, 2018.
Debt Instrument, Face Amount																								$ 1,750,000
Conversion price														$ 0.25					$ 0.25					$ 0.50
A third-party brokerage firm
Debt Conversion, Converted Instrument, Shares Issued																			3,085,284
Common shares issued for debt conversion, Shares																			3,085,284
A third-party brokerage firm | Private placement
Shares isuued for compensation									5,480,000
Allocated Share-based Compensation Expense									$ 4,100,000
Common Stock
Debt Conversion, Converted Instrument, Shares Issued																			15,231,828
Issuance of stock for debt conversion, shares																			15,231,828	15,760,165
Exercise of warrants for stock, shares																			$ 4,168,940	$ 25,606,171
Common stock issued				8,043,545													8,043,545
Issuance of Stock for Services, shares																			1,928,845	916,300
Issuance of Stock for Services, value																			$ 192	$ 92
Issuance of stock for cash, shares																			18,000,000	29,872,500
Issuance of stock for cash , value																			$ 1,800	$ 2,987
Shares isuued for compensation																			3,085,284	58,247
Number of common stock issued																	59,454,950
Common shares issued for debt conversion, Shares																			15,231,828
Stock Issued During Period, Shares, New Issues																			18,000,000	29,872,500
Warrant
Debt Conversion, Original Debt, Amount																		1,600,808
Debt Instrument, Unamortized Discount														$ 4,430,427	$ 2,417,856			$ 2,417,856	$ 4,430,427
Warrants exercise price																		$ 0.65	$ 0.65
Non-Option Equity Instruments, Granted																			32,942,000
Debt Instrument, Face Amount														$ 8,235,500					$ 8,235,500
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																			Common stock at the price of $0.60 to $0.65 per share for the period of three years to various holders of its convertible notes.
Warrant | Pacific Leaf Ventures Lp
Allocated Share-based Compensation Expense												$ 9,000
Warrant | A third-party brokerage firm
Issuance of stock for debt conversion, shares																			3,317,375
Weighted average exercise price																			$ 0.06
Warrants expenses																			$ 600,000
Short Term Promissory Note 1
Debt Conversion Price														$ 0.20					$ 0.20
Debt Instrument, Face Amount											$ 965,500			$ 192,500					$ 192,500	$ 965,500		$ 1,034,500	$ 192,500
Conversion price														$ 0.20					$ 0.20
Short Term Promissory Note 1 | Common Stock
Issuance of stock for debt conversion, shares																			14,492,608
Short Term Promissory Note 1 | Warrant
Debt Instrument, Unamortized Discount														$ 66,912					$ 66,912
Convertible Promissory Note
Debt Conversion, Converted Instrument, Shares Issued																	18,563,885
Debt Conversion Price				$ 0.25										$ 0.25	$ 0.25		$ 0.25	$ 0.25	$ 0.25
Debt Instrument, Unamortized Discount				$ 3,464,187											$ 4,430,427		$ 3,464,187	$ 4,430,427
Debt Instrument, Increase (Decrease), Net																	$ 1,005,813
Debt Instrument, Face Amount														$ 8,235,500	$ 8,235,500			$ 8,235,500	$ 8,235,500
Common shares issued for debt conversion, Shares																	18,563,885
Conversion price				$ 0.25										$ 0.25	$ 0.25		$ 0.25	$ 0.25	$ 0.25
Convertible Promissory Note | Interest
Debt Instrument, Unamortized Discount														$ 128,848	$ 18,581			$ 18,581	$ 128,848
Common shares issued for debt conversion, Amount																	$ 170,971
Convertible Promissory Note | Principal
Debt Instrument, Unamortized Discount														$ 3,020,500	$ 453,500			$ 453,500	$ 3,020,500
Common shares issued for debt conversion, Amount																	$ 4,470,000
Convertible Promissory Note | Common Stock
Debt Conversion, Converted Instrument, Shares Issued														12,603,560	1,889,048
Debt Conversion Price														$ 0.25	$ 0.25			$ 0.25	$ 0.25
Amortization of debt discount and beneficial conversion feature														$ 2,297,716	$ 349,956
Debt Instrument, Increase (Decrease), Net														$ 722,784	$ 103,544
Common shares issued for debt conversion, Shares														12,603,560	1,889,048
Conversion price														$ 0.25	$ 0.25			$ 0.25	$ 0.25